CONVERTIBLE REDEEMABLE PREFERRED SHARES - Issuance (Details) ¥ in Thousands, $ in Thousands																																	1 Months Ended		12 Months Ended
	Dec. 06, 2017 USD ($) shares	Dec. 06, 2017 CNY (¥) shares	Nov. 23, 2017 USD ($) shares	Nov. 23, 2017 CNY (¥) shares	Aug. 31, 2017 USD ($) shares	Aug. 31, 2017 CNY (¥) shares	Jul. 28, 2017 USD ($) shares	Jul. 28, 2017 CNY (¥) shares	Dec. 30, 2016 USD ($) shares	Dec. 30, 2016 CNY (¥) shares	Apr. 20, 2016 USD ($) shares	Apr. 20, 2016 CNY (¥) shares	Dec. 01, 2015 USD ($) shares	Dec. 01, 2015 CNY (¥) shares	Nov. 13, 2015 USD ($) shares	Nov. 13, 2015 CNY (¥) shares	Mar. 13, 2015 USD ($) shares	Mar. 13, 2015 CNY (¥) shares	Nov. 28, 2014 USD ($) shares	Nov. 28, 2014 CNY (¥) shares	Sep. 09, 2014 USD ($) shares	Sep. 09, 2014 CNY (¥) shares	Aug. 07, 2014 USD ($) shares	Aug. 07, 2014 CNY (¥) shares	Mar. 24, 2014 USD ($) shares	Mar. 24, 2014 CNY (¥) shares	Apr. 22, 2013 USD ($) shares	Apr. 22, 2013 CNY (¥) shares	Mar. 26, 2013 USD ($) shares	Mar. 26, 2013 CNY (¥) shares	Jul. 17, 2012 USD ($) shares	Jul. 17, 2012 CNY (¥) shares	May 31, 2015 shares	Nov. 30, 2014 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Feb. 26, 2014 USD ($)	Dec. 31, 2013 USD ($)
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Aggregate consideration																																			$ 243,969	¥ 1,674,408	¥ 2,721,065	¥ 162,209
Deemed contribution from preferred shareholders | ¥																																						¥ 3,428
Deemed dividend to preferred shareholders																																			$ 79,376	¥ 544,773	¥ 587,564
2013 Notes
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Face value of debt | $																																								$ 5,000
2014 Notes
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Face value of debt | $																																							$ 5,000
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares issued																															50,000,000	50,000,000
Aggregate consideration | $																															$ 10,000
Payment of stock issuance costs																															$ 100	¥ 400
Series A-1 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares issued											4,910,890	4,910,890																										4,910,890
Aggregate consideration | $											$ 10,000
Payment of stock issuance costs											$ 100	¥ 800
Deemed contribution from preferred shareholders | ¥												¥ 3,400
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares issued																											17,650,660	17,650,660	52,951,970	52,951,970
Aggregate consideration | $																											$ 5,000		$ 15,000
Payment of stock issuance costs																											$ 20	¥ 100	$ 100	¥ 340
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Aggregate consideration | $																									$ 50,000
Payment of stock issuance costs																									$ 10	¥ 70
Series C1 convertible redeemable preferred shares tranche I
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares issued																									85,527,210	85,527,210
Convertible preferred stock repurchased																																		7,243,410
Series C1 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares issued																							19,006,050	19,006,050
Aggregate consideration | $																							$ 10,000
Payment of stock issuance costs																							$ 100	¥ 400	$ 100	¥ 300
Convertible preferred stock repurchased																																	6,959,370	3,621,710
Series C2 convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares issued																									10,558,910	10,558,910
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares issued																			14,486,830	14,486,830	144,868,320	144,868,320
Aggregate consideration | $																			$ 20,000		$ 200,000
Payment of stock issuance costs																			$ 10	¥ 80	$ 100	¥ 800
Series E convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares issued																	89,477,490	89,477,490
Aggregate consideration | $																	$ 150,000
Payment of stock issuance costs																	$ 100	¥ 800
Series F convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares issued													12,108,370	12,108,370	73,053,830	73,053,830
Aggregate consideration | $													$ 30,000		$ 181,000
Payment of stock issuance costs													$ 20	¥ 100	$ 100	¥ 800
Series G convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares issued			14,764,090	14,764,090	16,777,370	16,777,370	28,117,410	28,117,410	70,725,860	70,725,860																											130,384,730
Aggregate consideration | $			$ 44,000		$ 50,000		$ 82,500		$ 212,200
Payment of stock issuance costs			$ 40	¥ 300	$ 50	¥ 300	$ 100	¥ 900	$ 800	¥ 5,000
Deemed dividend to preferred shareholders | ¥				¥ 162,600		¥ 185,000		¥ 233,100		¥ 6,900
Series G-Plus convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Temporary equity shares issued	67,922,000	67,922,000	67,922,000	67,922,000																															67,922,000	67,922,000
Aggregate consideration | $	$ 250,000		$ 250,000
Payment of stock issuance costs	$ 600	¥ 3,900	$ 600	¥ 3,900
Deemed dividend to preferred shareholders | ¥		¥ 544,800		¥ 544,800